Contingent liabilities - Additional Information (Detail)	Jun. 30, 2018 AUD ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 AUD ($)	Jun. 30, 2017 EUR (€)
Disclosure of contingent liabilities [abstract]
Guarantee provided to confirm its commitment to the ongoing enforcement process	$ 394,073	€ 250,000	$ 371,471	€ 250,000